COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Letters of credit amount outstanding	$ 236.1	$ 233.0
Interest expense on letters of credit	5.1	5.0
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Aggregate contract limit for the bonds	$ 1,681.7	$ 1,560.7